Basis of Financial Statements and Summary of Significant Accounting Policies - Adjustments Condensed Consolidated Balance Sheets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
ASSETS
Cash and due from banks	¥ 4,591,186	¥ 4,416,646
Interest-earning deposits in other banks	104,706,928	105,701,977
Cash, due from banks and interest-earning deposits in other banks	109,298,114	110,118,623	¥ 113,953,858
Receivables under resale agreements	18,781,735	18,823,942
Receivables under securities borrowing transactions	5,700,568	5,000,816
Trading account assets	59,417,128	49,769,406
Investment securities
Available-for-sale debt securities	30,413,168	31,422,967
Equity securities	4,633,194	6,132,369
Total investment securities	58,318,547	62,399,298
Loans—net of unearned income, unamortized premiums and deferred loan fees	131,438,515	127,910,303
Allowance for credit losses	(1,243,075)	(1,356,961)	(1,279,514)	¥ (1,495,156)
Net loans	130,195,440	126,553,342
Premises and equipment—net	919,854	872,641
Customers’ acceptance liability	538,752	435,072
Intangible assets—net	1,402,515	1,297,760
Goodwill	558,164	493,758	296,772
Other assets	19,133,398	20,317,496
Total assets	405,940,211	397,820,570	382,177,876
Deposits:
Overseas offices, non-interest-bearing	2,665,734	2,699,605
Overseas offices, interest-bearing	62,826,553	61,161,985
Total deposits	249,415,006	247,136,000
Payables under repurchase agreements	43,663,859	35,690,452
Payables under securities lending transactions	718,451	1,016,938
Due to trust account and other short-term borrowings	28,399,567	15,801,323
Trading account liabilities	21,502,912	16,579,522
Bank acceptances outstanding	538,752	435,072
Long-term debt	21,022,407	40,012,819
Other liabilities	16,412,841	17,537,186
Total liabilities	386,690,473	379,303,483
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus	4,300,021	4,635,892
Retained earnings:
Unappropriated retained earnings	9,821,359	9,086,490
Accumulated other comprehensive income, net of taxes	2,561,190	2,237,625
Total Mitsubishi UFJ Financial Group shareholders’ equity	18,285,486	17,675,737
Noncontrolling interests	964,252	841,350
Total equity	19,249,738	18,517,087	16,523,597
Total liabilities and equity	¥ 405,940,211	397,820,570
Adjustment staff accounting bulletin 122
Investment securities
Other assets		(62,966)
As Previously Reported
ASSETS
Cash and due from banks		4,391,530
Interest-earning deposits in other banks		105,631,633
Cash, due from banks and interest-earning deposits in other banks		110,023,163	114,040,503
Receivables under resale agreements		18,495,497
Receivables under securities borrowing transactions		5,000,989
Trading account assets		49,745,992
Investment securities
Available-for-sale debt securities		31,395,372
Equity securities		6,132,092
Total investment securities		62,371,426
Loans—net of unearned income, unamortized premiums and deferred loan fees		127,936,495
Allowance for credit losses		(1,366,221)
Net loans		126,570,274
Premises and equipment—net		873,027
Customers’ acceptance liability		430,221
Intangible assets—net		1,298,966
Goodwill		490,344
Other assets		20,398,146
Total assets		397,436,461
Deposits:
Overseas offices, non-interest-bearing		2,682,164
Overseas offices, interest-bearing		60,460,810
Total deposits		246,417,384
Payables under repurchase agreements		35,710,750
Payables under securities lending transactions		1,016,931
Due to trust account and other short-term borrowings		15,796,947
Trading account liabilities		16,587,151
Bank acceptances outstanding		430,221
Long-term debt		39,922,322
Other liabilities		17,983,371
Total liabilities		378,959,248
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus		4,636,097
Retained earnings:
Unappropriated retained earnings		9,072,572
Accumulated other comprehensive income, net of taxes		2,221,263
Total Mitsubishi UFJ Financial Group shareholders’ equity		17,645,662
Noncontrolling interests		831,551
Total equity		18,477,213	16,466,167
Total liabilities and equity		397,436,461
Adjustments
ASSETS
Cash and due from banks		25,116
Interest-earning deposits in other banks		70,344
Cash, due from banks and interest-earning deposits in other banks		95,460	(86,645)
Receivables under resale agreements		328,445
Receivables under securities borrowing transactions		(173)
Trading account assets		23,414
Investment securities
Available-for-sale debt securities		27,595
Equity securities		277
Total investment securities		27,872
Loans—net of unearned income, unamortized premiums and deferred loan fees		(26,192)
Allowance for credit losses		9,260
Net loans		(16,932)
Premises and equipment—net		(386)
Customers’ acceptance liability		4,851
Intangible assets—net		(1,206)
Goodwill		3,414
Other assets		(80,650)
Total assets		384,109
Deposits:
Overseas offices, non-interest-bearing		17,441
Overseas offices, interest-bearing		701,175
Total deposits		718,616
Payables under repurchase agreements		(20,298)
Payables under securities lending transactions		7
Due to trust account and other short-term borrowings		4,376
Trading account liabilities		(7,629)
Bank acceptances outstanding		4,851
Long-term debt		90,497
Other liabilities		(446,185)
Total liabilities		344,235
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital surplus		(205)
Retained earnings:
Unappropriated retained earnings		13,918
Accumulated other comprehensive income, net of taxes		16,362
Total Mitsubishi UFJ Financial Group shareholders’ equity		30,075
Noncontrolling interests		9,799
Total equity		39,874	¥ 57,430
Total liabilities and equity		¥ 384,109